Revenues (Schedule of Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue [Line Items]
Total Revenues	$ 117,623	$ 163,163	$ 250,530	$ 318,463
Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	73,877	110,341	157,049	215,432
Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	43,746	52,822	93,481	103,031
Americas [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	78,701	108,025	165,274	204,523
Americas [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	44,800	67,137	93,044	125,191
Americas [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	33,901	40,888	72,230	79,332
EMEA [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	20,915	30,149	47,835	64,932
EMEA [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	15,743	23,323	36,490	51,408
EMEA [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	5,172	6,826	11,345	13,524
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	18,007	24,989	37,421	49,008
Asia Pacific [Member] | Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	13,334	19,881	27,515	38,833
Asia Pacific [Member] | Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 4,673	$ 5,108	$ 9,906	$ 10,175